Discontinued Operations - Summary of the Aggregate Carrying Amounts of Assets and Liabilities Held for Sale (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Community Living Business | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accumulated depreciation	$ 110,417	$ 91,955